Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Stock	$ 217,392		$ 133,839
Do not accrue interest	1,983		1,341
Finance lease obligations	170		132
Borrowings	219,545	[1]	135,312	[1]	$ 117,295
Less Than 1 Year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Stock	30,099		21,845
Do not accrue interest	1,841		1,298
Between 1 And 2 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Stock	27,330		15,834
Do not accrue interest	68		4
Between 2 And 3 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Stock	23,442		15,474
Do not accrue interest	33		7
Between 3 And 4 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Stock	19,190		12,392
Do not accrue interest	8		19
Between 4 And 5 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Stock	51,113		10,856
Do not accrue interest			5
More Than 5 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Stock	66,218		57,438
Do not accrue interest	$ 33		$ 8

[1]	Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.